As filed with the Securities and Exchange Commission on January 24, 2020

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Series I and Series II shares of beneficial interest, without par value, of the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of the Registrant.

It is proposed that this filing will become effective on February 24, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

February [    ], 2020

Dear Shareholder,

On May 24, 2019, Invesco successfully completed its acquisition of OppenheimerFunds, a leading global asset manager. Since May 2019, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of the Invesco Funds’ shareholders and Invesco.

As the next step in the process of integrating the combined businesses of Invesco and OppenheimerFunds, the Invesco Funds’ Boards approved a series of fund reorganizations that will combine two or more Invesco funds. Some of these fund reorganizations will require shareholder approval in order to proceed. The proposed reorganizations are intended to:

•	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	Reduce overlap in the product lineup;

•	Create scale in the resulting funds; and

•	Build a solid foundation for further growth to meet client and shareholder needs.

As described in the attached proxy statement/prospectus, it is proposed that the Invesco V.I. Mid Cap Growth Fund (the “Target Fund”), a series of AIM Variable Insurance Funds (the “Trust”) reorganize with and into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (the “Acquiring Fund”), another series of the Trust. The Acquiring Fund is larger than the Target Fund. If the proposed reorganization of the Target Fund is approved by shareholders, the combining of Fund assets would result in a larger asset base against which fixed dollar costs may be spread. It is anticipated that the Target Fund will continue to be managed by its existing investment management team following the reorganization. Moreover, it is anticipated that shareholders will experience a reduction in total expense ratio if the proposed reorganization is approved, decreasing the cost of their investment. The Board of your Fund, including its independent trustees, believes that the reorganization proposed in this proxy statement/prospectus is in the best interest of your Fund. The attached proxy card/voting instruction form seeks your vote in favor of the proposed reorganization. You are eligible to provide voting instructions on how to vote on this proposal because shares of the Invesco V.I. Mid Cap Growth Fund are held through your variable annuity contract or variable life insurance policy.

Your voting instructions are important no matter how many shares are held through your contract. Please take a moment after reviewing the enclosed materials to sign and return your proxy card/voting instruction form in the enclosed postage paid return envelope. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also provide your voting instructions by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card/voting instruction form. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare, Inc., reminding you to provide your voting instructions.

Sincerely,

Jeffrey H. Kupor
Senior Vice President, Chief Legal Officer and Secretary

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173
1-800-959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 24, 2020

A special meeting (together with any postponements or adjournments thereof, the “Meeting”) of the shareholders of the Invesco V.I. Mid Cap Growth Fund (the “Target Fund”), will be held on April 24, 2020 at 1:00 p.m. Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of the Invesco V.I. Mid Cap Growth Fund (the “Target Fund”) into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (the “Acquiring Fund”), each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”).

The Agreement provides for: (a) the transfer of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (the “Reorganization”). The Target Fund and the Acquiring Fund are referred to collectively herein as the “Funds.”

Shareholders of record as of the close of business on January 27, 2020 are entitled to notice of, and to vote at, the Meeting, or any adjournment thereof. If the shareholders of the Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about April 30, 2020, and will no longer be shareholders of the Target Fund.

The Target Fund is generally sold only to separate accounts of various insurance companies (“Participating Insurance Companies”) to fund the benefits of variable annuity or variable life insurance policies, and other mutual funds that invest in other funds (“funds of funds” or a “fund of fund”). Individual variable annuity or life insurance policy owners (“Contract Owners”) are not the shareholders of the Target Fund. Rather, the insurance companies and their separate accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Contract Owners and, except as otherwise might be required by applicable law, each insurance company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Contract Owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the Meeting or any adjournment of the Meeting.

The Board of Trustees that oversees the Target Fund (the “Board”) requests that the Participating Insurance Companies and any other direct shareholders of the Target Fund vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope. If you are a Contract Owner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction form and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet, if available, using the instructions on the voting instruction form.

To the extent that any shares of the Target Fund are owned directly by a fund that operates as a fund of funds those shares will be voted directly by the fund of funds in the same proportion as all other votes received from the other holders of the underlying Target Fund’s shares (so called “echo voting”).

The Board recommends that you cast your vote or provide voting instructions FOR the above proposal as described in the Proxy Statement/Prospectus.

Please sign and promptly return the proxy card/voting instruction form in the postage paid return envelope regardless of the number of shares owned.

Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form to the appropriate Participating Insurance Company or by attending the Meeting and providing voting instructions in person.

Jeffrey H. Kupor
Senior Vice President, Chief Legal Officer and Secretary

[February ], 2020

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173
1-800-959-4246

PROXY STATEMENT/PROSPECTUS

[February ____], 2020

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Invesco V.I. Mid Cap Growth Fund (the “Target Fund”), a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”) should know before voting on the proposed reorganization that is described herein and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (the “Acquiring Fund”), which is another series of the Trust. The Trust is a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of the Target Fund (together with any adjournments or postponements thereof, the “Meeting”) will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173 on April 24, 2020 at 1:00 p.m. Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of the Target Fund into the Acquiring Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

The Agreement provides for: (a) the transfer of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (the “Reorganization”).

The Target Fund generally is sold only to separate accounts (the “Accounts”) of various insurance companies (the “Participating Insurance Companies”) to fund the benefits of variable annuity and/or variable life insurance policies and funds of funds (the “Contracts”). The Accounts may invest in shares of the Target Fund in accordance with allocation instructions received from owners of the Contracts (“Contract Owners”). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus. Individual Contract Owners are not the shareholders of the Target Fund. Rather, the insurance companies and their Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Contract Owners and each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the Accounts on the proposal to be considered at the Meeting. This Proxy Statement/Prospectus is provided to Contract Owners entitled to give voting instructions regarding the Target Fund. Each Participating Insurance Company hereby solicits voting instructions from its Contract Owners with respect to the shares of the Target Fund attributable to such Contracts. The Board of Trustees of the Trust (the “Board”) hereby solicits proxies from shareholders of the Target Fund, including each Participating Insurance Company and its Accounts. This Proxy Statement/Prospectus contains information that a Contract Owner should know before providing voting instructions on the proposed reorganization that is described herein and which, if such proposed reorganization is approved, will result in your investment in the Acquiring Fund.

For purposes of this Proxy Statement/Prospectus, the terms “shareholder,” “you,” and “your” may refer to: (i) Contract Owners; (ii) Accounts and participating insurance companies, as direct owners of Target Fund shares; and (iii) any other direct shareholders of the Target Fund, unless the context otherwise requires.

If the shareholders of the Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about April 30, 2020, and will no longer be shareholders of the Target Fund. The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. Provided that the Contracts qualify to be treated as life insurance contracts or as annuity contracts under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board has fixed the close of business on January 27, 2020 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card/voting instruction form will be mailed on or about [February ____], 2020 to all Contract Owners eligible to provide voting instructions on the Reorganization.

The Board has approved the Agreement and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or calling 1-800-959-4246.

You also may view or obtain these documents on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Funds.

i

ii

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the transfer of the assets (as defined in the Agreement) and assumption of the liabilities (as defined in the Agreement) of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund (the “Reorganization”).

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to provide voting instructions?

If you are a shareholder of the Target Fund you are being asked to consider and approve, and if you are a Contract Owner with shares of the Target Fund attributable to your Contract, you are being asked to consider and provide voting instructions to approve, the Agreement under which the Target Fund’s assets will be acquired and its liabilities assumed by the Acquiring Fund. The Target Fund is sold only to Accounts of various Participating Insurance Companies to fund the benefits of Contracts and to funds of funds. Contract Owners are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. However, the Participating Insurance Companies are furnishing this Proxy Statement/Prospectus to Contract Owners and each Participating Insurance Company will offer Contract Owners the opportunity to instruct it as to how it should vote shares of the Target Fund attributable to such Contract Owner’s Contract on the proposal to be considered at the Meeting. Any shares of the Target Fund for which no voting instructions are given will generally be voted by the Participating Insurance Company, if required, in proportion to those shares for which timely instructions are received.

If the shareholders of the Target Fund vote to approve the Agreement, then shareholders of the Target Fund will become shareholders of the Acquiring Fund on or about April 30, 2020, and will no longer be shareholders of the Target Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund (“Acquiring Fund Shares”) with an aggregate net asset value (“NAV”) equivalent to their investment in the corresponding class of shares of the Target Fund as noted in the chart below. The Reorganization will result in your holding indirectly through your variable annuity contract or variable life insurance policy Acquiring Fund Shares.

Target Fund	Acquiring Fund
Series I	Series I
Series II	Series II

Because the Funds have different NAVs per share, the number of Acquiring Fund Shares that you receive will likely be different than the number of shares of the Target Fund that you own, but the total value of your investment will be the same immediately before and after the exchange. After the Acquiring Fund Shares are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote and Contract Owners provide voting instructions in favor of the Agreement.

What are the reasons for the proposed Reorganization?

On May 24, 2019, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired OppenheimerFunds, Inc. and its subsidiaries (collectively, “OFI”), which included OFI’s mutual fund business comprised of 83 Oppenheimer branded funds. This transaction created a larger family of funds that offers a broader range of equity, fixed income, alternative and other investment options. The transaction also resulted in product overlap within Invesco’s mutual fund platform. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations occurring across Invesco’s mutual fund platform. The reorganizations are designed to allow Invesco to put forth its most compelling investment processes and strategies, reduce product overlap, ensure the resulting funds can be clearly distinguished in the marketplace, create scale in the resulting funds to benefit shareholders and Invesco, and build a solid foundation for further growth of a mutual fund platform that is economically viable and sustainable.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a Contract Owner?

Immediately after the Reorganization, you will hold through your variable annuity contract or variable life insurance policy shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved by shareholders.

What will happen to the account balance held under my Contract in the Target Fund?

There will be no change in value. Upon approval and completion of the Reorganization, shares of the Target Fund will be exchanged for shares of the Acquiring Fund based upon a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Contract will be credited with Acquiring Fund shares whose aggregate value at the time of issuance will equal the aggregate value of Target Fund shares held under your contract on that date.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

Investment Objectives. The Funds’ investment objectives are substantially the same. The Acquiring Fund seeks capital appreciation and the Target Fund seeks capital growth. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval.

Investment Strategy and Risks. The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and has different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS - Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown.

Expense Tables and Expense Examples *

	Current		Pro Forma
	Target Fund	Acquiring Fund	Target Fund + Acquiring Fund (assumes Reorganization is completed)
	Series I	Series I	Series I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.70%	0.68%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.22%	0.18%[1]	0.19%
Total Annual Fund Operating Expenses	0.97%	0.88%	0.87%
Fee Waiver and/or Expense Reimbursement	0.00%	0.08%	0.07%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.97%	0.80%[2]	0.80%[2]

	Current		Pro Forma
	Target Fund	Acquiring Fund	Target Fund + Acquiring Fund (assumes Reorganization is completed)
	Series II	Series II	Series II
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.70%	0.68%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.18%[1]	0.19%
Total Annual Fund Operating Expenses	1.22%	1.13%	1.12%
Fee Waiver and/or Expense Reimbursement	0.00%	0.08%	0.07%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.22%	1.05%[2]	1.05%[2]

*

Expense ratios reflect annual fund operating expenses as of June 30, 2019. Pro forma numbers are estimated as if the Reorganization had been completed as of July 1, 2018 and the Acquiring Fund experienced a year of combined operations as of June 30, 2019 and do not include the estimated costs of the Reorganization. The estimated Reorganization costs that the Target Fund will bear are $142,000. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

1.	“Other Expenses” are based on estimated amounts for the current fiscal year.
2.

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80%, and 1.05% respectively, of the Acquiring Fund’s average daily net assets (the “expense limits”) through May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Target Fund’s operating expenses remain the same and the Acquiring Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Acquiring Fund’s Total Annual Fund Operating Expenses thereafter. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Target Fund Series I	$99	$309	$536	$1,190
Acquiring Fund Series I	$82	$273	$480	$1,077
Combined Pro Forma Acquiring Fund Series I	$82	$271	$475	$1,066

Target Fund Series II	$224	$387	$670	$1,477
Acquiring Fund Series II	$207	$351	$615	$1,367
Combined Pro Forma Acquiring Fund Series II	$207	$349	$610	$1,357

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2019 is shown below. The returns below may not be indicative of a Fund’s future performance.

The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2019. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Acquiring Fund – Series I (inception date: 8/15/1986) [1]	5.00%	12.39%	14.70%
Target Fund – Series I (inception date: 6/1/2010)[2]	2.90%	9.06%	11.34%

1.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares of the Oppenheimer Discovery Mid Cap Growth Fund/VA (the “Predecessor Fund”). The Non-Service Shares of the Predecessor Fund were reorganized into Series I shares of the Acquiring Fund after the close of business on May 24, 2019. Series I shares’ returns of the Acquiring Fund will be different from the Non-Service Shares’ returns of the Predecessor Fund as they have different expenses.

2.

The returns shown for periods prior to June 1, 2010 are those of the Class II shares of a predecessor fund. The predecessor fund was reorganized into Series II shares of the Target Fund on June 1, 2010. The inception date of the predecessor fund’s Class II shares is September 25, 2000. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The advisory fee for the Acquiring Fund at the first breakpoint level is the same as the advisory fees of the Target Fund but lower at all other breakpoint levels.

Target Fund Advisory Fee Schedule	Acquiring Fund Advisory Fee Schedule*
First $500 million: 0.75% Next $500 million: 0.70% Over $1 billion: 0.65%	First $200 million: 0.75% Next $200 million: 0.72% Next $200 million: 0.69% Next $200 million: 0.66% Next $700 million: 0.60% Over $1.5 billion: 0.58%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by such Fund under the Administrative Services Agreement between such Fund and Invesco.

During the fiscal year ended December 31, 2018, the Adviser received compensation of 0.75% of the Target Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any. During the fiscal year ended December 31, 2018, the investment adviser to the Acquiring Fund’s predecessor fund received compensation of 0.71% of the Acquiring Fund’s average daily net assets, after fee waivers and/or expense reimbursements, if any.

Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of [_________], 2020, Invesco Advisers had $[____] under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to the Funds.

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Funds (each a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) are:

Invesco Asset Management (Japan) Limited (Invesco Japan)

Invesco Asset Management Deutschland GmbH (Invesco Deutschland)

Invesco Asset Management Limited (Invesco Asset Management)

Invesco Canada Ltd. (Invesco Canada)

Invesco Hong Kong Limited (Invesco Hong Kong)

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)

Invesco has also entered into Sub-Advisory Agreements with two additional affiliates, Invesco Capital Management LLC (Invesco Capital) and Invesco Asset Management (India) Private Limited (Invesco India), each a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. Invesco and each Sub-Adviser (each a Sub-Adviser and collectively, the Sub-Advisers) are indirect wholly-owned subsidiaries of Invesco Ltd. With respect to the Acquiring Fund, Invesco has also entered into a sub-advisory agreement with OFI, a wholly-owned subsidiary of Invesco and a registered investment adviser under the Advisers Act to provide discretionary investment management services, investment advice, and/or execution services to such Fund.

Listed in the chart below are other key service providers to the Target Fund and Acquiring Fund, including the administrator, transfer agent, distributor, custodian, and auditor. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

Service Provider	Target Fund	Acquiring Fund
Administrator	Invesco	Invesco

Transfer Agent	Invesco Investment Services, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173	Invesco Investment Services, Inc.

Sub-Transfer Agent	Invesco Canada	Invesco Canada

Distributor	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Distributors, Inc.

Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110-2801	JPMorgan Chase Bank 4 Chase Metro Tech Center Brooklyn, New York 11245

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, Texas 77002-5021	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, Texas 77002-5021

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. Both the Target Fund and Acquiring Fund offer shares only through insurance companies and, as such, individual investors cannot purchase shares directly. Instead, Contract Owners may contact their respective insurance companies or consult their Contract prospectuses for specific information regarding purchases and redemptions.

How do the Funds’ sales charges and distribution arrangements compare?

There are no sales charges for the share classes of the Target Fund and the Acquiring Fund. Series II shares of the Target Fund and the Acquiring Fund have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of a Fund). For more information on the distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than the Target Fund?

No. The current portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION,” the shareholders of the Target Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax advisers about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Reorganization. For federal income tax purposes, the Participating Insurance Companies and the Accounts are treated as shareholders of the Target Fund, rather than the Contract Owners. In any event, the Reorganization will not be taxable to Contract Owners regardless of the tax status of the Reorganization so long as the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Contract Owners should ask their own tax advisors for more information on their own tax situation.

When is the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about April 30, 2020.

How do I provide voting instructions on the Reorganization?

You will be able to give your insurance company voting instructions for those shares attributable to your contract as of January 27, 2020, the record date for the Meeting. A voting instruction form is, essentially, a ballot. While only insurance companies and their separate accounts are the shareholders of the Target Fund, your insurance company will vote in accordance with your instructions. When you complete your voting instruction form, it directs your insurance company how to vote its shares on the Reorganization which affects the portion of your contract which is allocated to the Target Fund. If you complete and sign the voting instruction form, the shares will be voted as you instruct. If you simply sign the voting instruction form without otherwise completing it, the shares will be voted “FOR” the Reorganization. If you do not return a voting instruction card at all, your shares will be voted in the same proportion as shares for which instructions have been received from other owners of registered variable annuity and variable life insurance contracts of your insurance company. The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company.

What will happen if shareholders do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund will not reorganize into the Acquiring Fund and the Board will consider other possible courses of action for the Target Fund.

Can I transfer my account balance before the Reorganization takes place?

Yes, if permitted by and in accordance with applicable rules under your contract, you may transfer your account balance out of the Target Fund and into any other investment option made available by your variable annuity contract or variable insurance policy.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving the Proxy Statement/Prospectus because the Target Fund is utilized by your variable annuity contract or variable life insurance policy and have the right to provide voting instructions on the very important proposal described therein concerning the Target Fund. The Proxy Statement/Prospectus contains information that you should know before providing voting instructions on the proposed Reorganization and which, if such proposed reorganization is approved, will result in your investment in the Acquiring Fund. The document is both a proxy statement of the Target Fund and also a prospectus for the corresponding Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance or have any questions regarding the Reorganization or how to provide voting instructions, please call 1-866-438-4810.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies and Principal Investments

The following section compares the principal investment strategies and principal investments of the Target Fund with the principal investment strategies and principal investments of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents.

Both the Target Fund and Acquiring Fund invest 80% of their assets in equity securities of mid cap companies and define mid cap companies according to the market capitalization range of the Russell Midcap Growth Index. Each Fund is permitted to invest up to 20% of its net assets in companies of other capitalization ranges. Both Funds primarily invest in U.S. securities but also may invest in foreign issuers. The Target Fund has a stated limit providing that only 25% of its net assets may be invested in foreign securities. The Acquiring Fund does not have any stated limit on the percentage of its assets that may be invested in foreign securities. The Acquiring Fund, but not the Target Fund, also discloses that it may invest in emerging market issuers.

Both Funds employ a growth style of investing. The Funds have similar securities selection processes. Both Funds use a bottom-up stock selection process to seek companies with high growth potential (the Target Fund specifically seeks returns in excess of the Russell Midcap Growth Index). Additionally, both Funds utilize a holistic approach to examine company fundamentals on the basis of very similar considerations. The Funds look for similar, but slightly different, qualities in a company. The Target Fund seeks companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities, while the Acquiring Fund seeks high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services.

Comparison of Principal Risks of Investing in the Funds

The tables below describe the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Investment Risks Common to Both Funds	Principal Investment Risks Disclosed by the Acquiring Fund but not the Target Fund
Foreign Securities Growth Investing Market/Risks of Investing in Stocks Mid-Capitalization Companies Industry and Sector Focus Management*	Cyclical Opportunities Risks of Developing and Emerging Markets

*	Although not stated as a separate risk for the Acquiring Fund, the Acquiring Fund, as an actively managed fund, also is subject to management risk as indicated in its prospectus.

Below are descriptions of the Principal Investment Risks that are disclosed by the Acquiring Fund but not the Target Fund:

Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.

Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.

•

Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.

•

Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.

•

Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.

•

Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.

•

Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.

•

Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification, concentration in particular industries, borrowing and loaning money, underwriting securities of other issuers and investing in real estate and commodities.

The Funds’ fundamental investment policies with respect to diversification, borrowing money, industry concentration, acting as underwriter, making loans, purchasing or selling real estate or physical commodities, issuing senior securities, and investing all of its assets in the securities of a single open end management investment company are identical. In addition, the Funds’ non-fundamental investment restrictions regarding borrowing, making loans, industry concentration, and investing in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund are also identical.

The Funds’ non-fundamental 80% policies are worded slightly differently but do not affect the overall risk profiles of the Funds.

80% Investment Policy	80% Investment Policy

Non-Fundamental: The Target Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-capitalization companies.	Non-Fundamental: The Acquiring Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-cap issuers.

For purposes of each Fund’s 80% policy stated above, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities described above for a Fund may also be counted towards that Fund’s 80% policy.

Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board of Trustees.

Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements and eligibility requirements among the share classes.

Distribution Arrangements. Invesco Distributors, Inc. (“IDI”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Target Fund and the Acquiring Fund pursuant to written agreements (“Distribution Agreements”). The Distribution Agreements provide that IDI has the exclusive right to distribute shares of the Funds on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Funds each offer two share classes, Series I and Series II. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below and in the prospectus relating to the Series II shares.

The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as set forth in the chart below.

Target Fund Share Classes	Acquiring Fund Share Classes
Series I	Series I
Series II	Series II

Eligibility Requirements. Shares of the Funds are sold only to Accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies and to funds of funds. The Accounts may invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the Contract prospectus, which can be obtained by contacting the insurance company through which you purchased your variable annuity contract or variable life insurance policy.

Additional information about the eligibility requirements to purchase the Target Fund’s share classes and the Acquiring Fund’s share classes is available in their respective prospectuses and SAIs. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Target Fund’s prospectuses. See the cover page of this Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Fees. The Funds have adopted distribution plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Fund’s Series II shares. Series I shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, each Fund is authorized to pay compensation to IDI, the Funds’ principal underwriter, in connection with the distribution of Fund shares at the annual rate of 0.25% of each Fund’s average daily net assets attributable to Series II shares.

The Distribution Plans compensate IDI for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of Series II shares of the Funds. Such activities include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to each Fund; expenses of training sales personnel regarding each Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of Invesco Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and costs of administering each Plan.

IDI may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, IDI will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

IDI has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Distribution Plans. Currently, IDI pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. IDI does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of IDI.

The fee table under the “SUMMARY OF KEY INFORMATION – How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Shares of the Funds are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Funds currently offer shares only to insurance company separate accounts and funds of funds. The Acquiring Fund prospectuses enclosed with this Proxy Statement/Prospectus describe in detail how shareholders can purchase Acquiring Fund shares.

The redemption procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in a Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. Each Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading. Although each Fund generally intends to pay redemption proceeds solely in cash, each Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.

Neither the Acquiring Fund nor the Target Fund maintains investment minimums with respect to their variable insurance investment products. Investment minimums may, however, be imposed on Contract Owners by the Contract. Consult your Contract prospectuses for details.

Comparison of Distribution Policies

Each of the Target Fund and the Acquiring Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by the insurance company to pay dividends and distributions in cash.

Tax

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Taxes.”

Comparison of Forms of Organization and Securities to be Issued

The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Other Information” for more information about the pricing, purchase and redemption of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of Series II shares of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of the Acquiring Fund Shares attributable to your Contract immediately after the Reorganization will be the same as the value of your Target Fund’s shares attributable to your Contract immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

Each of the Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about April 30, 2020 (the “Closing Date”), as of the later of 7:01 pm Eastern time or the finalization of the Target Fund’s NAV, unless otherwise agreed by the parties (the “Effective Time”). The consummation of the Reorganization is not conditioned on the consummation of any other reorganization. However, the parties may choose to delay the consummation of the Reorganization so that all or substantially all of the reorganizations across the Invesco Funds platform are consummated at the same time. Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated, and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

On May 24, 2019, Invesco acquired the mutual fund business of OFI, which included 83 Oppenheimer branded funds. This transaction created a larger family of funds that offers a broader range of equity, fixed income, alternative and other investment options. The transaction also resulted in product overlap within Invesco’s mutual fund platform. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations occurring across Invesco’s mutual fund platform. The reorganizations are designed to allow Invesco to put forth its most compelling investment processes and strategies, reduce product overlap, ensure the resulting funds can be clearly distinguished in the marketplace, create scale in the resulting funds to benefit shareholders and Invesco, and build a solid foundation for further growth of Invesco’s mutual fund platform that is economically viable and sustainable.

Because of the large number of proposed reorganizations, the Boards of Trustees of the Invesco Funds (the “Board”) created an ad hoc committee (the “Integration Committee”) comprised of Invesco Fund trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”), including several trustees who were trustees of the Oppenheimer branded funds, to review and analyze each of the proposed reorganizations and to make recommendations to the full Board for its consideration. The Integration Committee of the Board met multiple times, from September 2019 through December 2019, to discuss the proposed Reorganization, as well as the other reorganizations. The full Board also met to review and consider the Reorganization, and received periodic reports from the Integration Committee throughout the process. The Independent Trustees held separate meetings prior to the meetings of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Integration Committee requested, on behalf of the full Board, and received from Invesco Advisers, written materials containing relevant information about the Funds and the proposed Reorganization, including, among other information, fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data. The Integration Committee also submitted several follow-up information requests to the Adviser, and the Adviser responded to such requests to the satisfaction of the Integration Committee prior to the full Board’s consideration and approval of the Reorganization, which occurred at an in-person Board meeting held on December 10, 2019.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders, and whether the Target Fund would bear all or a portion of such Reorganization costs. The Board reviewed detailed comparative information on the following topics with respect to the Target Fund and the Acquiring Fund: (1) investment objectives, policies, restrictions and principal risks; (2) portfolio management; (3) portfolio composition; (4) relative short-term and long-term investment performance; (5) current expense ratios and expense structures, including contractual investment advisory fees and distribution (Rule 12b-1) fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends.

The Board also considered the benefits to the Target Fund of: (1) combining with a similar fund to create a larger fund with a more diversified shareholder base, as well as a larger asset base against which fixed dollar costs may be allocated; and (2) the expected tax-free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered Invesco’s overall goals of the reorganizations to rationalize the Invesco Funds to reduce product overlap and to enable IDI to better focus on the combined funds to promote additional asset growth.

With respect to the proposed Reorganization of the Invesco V.I. Mid Cap Growth Fund into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, the Board further considered that: (i) the investment objectives, strategies and related risks of the Target Fund and the Acquiring Fund are similar; (ii) Target Fund shareholders would become shareholders of a larger Fund with a lower effective management fee at combined current asset levels, a lower contractual advisory fee at all asset levels, and an estimated lower overall total expense ratio on a pro forma basis; and (iii) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses for at least one year following the closing of the Reorganization, so that such expenses do not exceed an agreed upon cap, as set forth in the fee tables above.

Based upon the information received by the Board, including the information and considerations described above, the Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund, and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization.

Costs of the Reorganization

The total cost of the Reorganization to be paid by the Target Fund is estimated to be $142,000. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

For federal income tax purposes, the Contract Owners are not the shareholders of the Target Fund. Rather, the Participating Insurance Companies and their Accounts are the shareholders. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or as annuity contracts under Section 72 of the Code, a Reorganization will not be a taxable event for Contract Owners regardless of the tax status of the Reorganization. This is because the Contract Owners are not taxed currently on income or gains realized under such Contracts until such time that the Contract Owners draw on their Contracts. Thus, the federal income tax considerations discussed below generally do not apply to Contract Owners. The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The principal federal income tax consequences that are expected to result from the Reorganization are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization;

•	the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before the Reorganization;

•	the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund;

•

the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund

(provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Reorganization. See “INFORMATION ABOUT THE FUNDS.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received. However, in light of the tax-favored status of the shareholders of the Acquiring Fund and the Target Fund, which are the Participating Insurance Companies and their Accounts, failure of the Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option.

Final Dividend or Other Distributions. Prior to the closing of the Reorganization, the Target Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.

General Limitation on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund upon the closing of the Reorganization for federal income tax purposes. Capital losses of a Fund arising in a taxable year beginning after December 22, 2010 or thereafter may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of both Funds will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Acquiring Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if either Fund has net unrealized built-in gains at the time of the Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. As of December 31, 2018, neither Fund had any capital loss carryovers.

Appreciation in Value of Investments. Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have if the Reorganization had not occurred. In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have had if the Reorganization had not occurred. The unrealized appreciation in value of investments as a percentage of its net asset value at December 31, 2018 was approximately 11.32% for the Target Fund and the unrealized appreciation in value of investments as a percentage of its net asset value at December 31, 2018 was approximately 5.5% for the Acquiring Fund; unrealized appreciation of just over 6.84% for the combined Fund. As a result, shareholders of the Target Fund may receive a lesser amount of taxable distributions than they would have had if the Reorganization had not occurred.

For federal income tax purposes, the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situation, including state and local tax consequences.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because (1) the Board is soliciting proxies from the Participating Insurance Companies and any other direct owners of Target Fund shares and (2) the Participating Insurance Companies are soliciting your voting instructions on how to vote shares of the Target Fund attributable to your variable annuity contract or variable life insurance policy at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

As discussed above, shares of the Target Fund are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies, and to funds of funds. Accordingly, as of the Record Date, shares of the Target Fund were held by insurance company separate accounts. Contract Owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., “pass-through voting”). If you complete and sign the voting instruction form, the shares attributable to your contract will be voted as you instruct. If you sign the voting instruction form without otherwise indicating a vote, the shares attributable to your contract will be voted “FOR” the approval of the proposed Reorganization. If you do not return a voting instruction form at all, the shares attributable to your contract will be voted in the same proportion as shares for which instructions have been received from other Contract Owners of your insurance company (i.e., “echo voting”). The effect of this proportional voting is that Contract Owners representing a small number of Target Fund shares may determine the outcome of the vote on the Reorganization. Contract Owners should contact their insurance company for information about any applicable deadline for providing voting instructions to such insurance company. To provide voting instructions, you may simply complete, sign and return the enclosed voting instruction form or provide voting instructions by telephone or through a website established for that purpose as provided by your insurance company.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about [February ____], 2020 to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 27, 2020 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on January 27, 2020 can be found at Exhibit A. Each Contract Owner is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. The number of votes that a Contract Owner may cast when providing voting instructions is determined by applying the Contract Owner’s percentage interest in the Target Fund to the total number of votes attributable to the Target Fund.

Insurance companies and their separate accounts, as well as funds of funds, are the shareholders of the Target Fund. Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person.

If you are a Contract Owner, you may revoke your voting instructions by sending a written notice to the applicable Participating Insurance Company expressly revoking your instructions, or by signing and forwarding to the Participating Insurance Company later-dated voting instructions. Contract Owners should contact their Participating Insurance Company for further information on how to revoke previously given voting instructions, including any applicable deadlines. Please see your Contract prospectus for information on how to contact your Participating Insurance Company.

The fund of funds generally will vote their shares of the underlying Target Fund in the same proportion as the vote of all of the other holders of the underlying Target Fund’s shares, a technique known as “echo voting.”

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy. The presence of Participating Insurance Companies that own at least one-third of the Target Fund’s outstanding shares in person or by proxy at the Meeting will be sufficient to constitute a quorum, whether or not such Companies have received voting instructions for all such shares.

As discussed above, shares of the Target Fund are offered only to Participating Insurance Company Accounts as investment options under their Contracts. Accordingly, as of the Record Date, shares of the Target Funds were only held by such Accounts. Contract Owners have the right to instruct their Participating Insurance Company on how to vote the shares attributable to their Contracts, as described more fully above.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

Proxy Solicitation

The Target Fund has engaged the services of Computershare, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of January 27, 2020, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

No shares of the Target Fund and the Acquiring Fund are owned by the Trustees and executive officers of the Trust.

OTHER MATTERS

Capitalization

The following table sets forth as of June 30, 2019, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Target Fund	Acquiring Fund	Pro Forma Adjustments[2]	Combined Acquiring Fund (pro forma)
Net assets (all classes)[1]	$223,839,716	$735,394,544	$(142,000)	$959,092,260

Series I net assets	$106,927,194	$690,799,744	$(67,833)	$797,659,105
Series I shares outstanding	17,909,165	8,833,832	(16,542,798)[3]	10,200,199
Series I net asset value per share	$5.97	$78.20		$78.20

Series II net assets	$116,912,522	$44,594,800	$(74,167)	$161,433,155
Series II shares outstanding	20,021,740	614,402	(18,412,030)[3]	2,224,112
Series II net asset value per share	$5.84	$72.58		$72.58

[1]	The Target Fund and the Acquiring Fund currently have Series I & Series II shares outstanding.

[2]

The Target Fund is expected to incur $142,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is not expected to incur any Reorganization costs. As a result, Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

[3]

Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on June 30, 2019.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Trust, which contains the Funds’ prospectuses and related SAIs, is 811-07452.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Copies of reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A

Outstanding Shares of the Target Fund

As of January 27, 2020, each class the Target Fund had the following number of shares outstanding:

Share Classes	Number of Shares Outstanding

A-1

EXHIBIT B

Ownership of the Target Fund

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 27, 2020, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address				_____	%

*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

B-1

EXHIBIT C

Ownership of the Acquiring Fund

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 27, 2020, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Name and Address	Class of Shares	Number of Shares Owned	Percent Owned of Record*
Name and Address			_____	%

*AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

C-1

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of February, 2020 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.    It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.    Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)    The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)    The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.

(c)    The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)    As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a). At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e)    Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)    Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(g)    Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.    With respect to each Reorganization:

(a)    The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees (“Valuation Time”). On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b)    The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c)    The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)    All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.    Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.    With respect to each Reorganization:

(a)    The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b)    The Target Entity shall direct the Custodian for the Target Fund to deliver,

at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c)    At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)    The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)    In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.    With respect to each Reorganization, the applicable Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a)    The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. If the Target Fund is a separate person or entity from the Target Entity, the Target Fund is a duly established and designated separate series of the Target Entity;

(b)    The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)    No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d)    Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f)    Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g)    Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)    Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.

(i)    The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)    Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k)    On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l)    The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date. The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund (including its predecessor fund, if any), with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of a Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Target Fund has been managed and its business has been conducted. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. The Target Fund (including its predecessor fund, if any), since its inception, if it is the Invesco New York Tax Free Income Fund, Invesco Oppenheimer Intermediate Term Municipal Fund, Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, Invesco Pennsylvania Tax Free Income Fund, and Invesco California Tax-Free Income Fund has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(m)    All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(n)    The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)    The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(p)    The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q)    The Target Fund has no unamortized or unpaid organizational fees or expenses;

(r)    The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s)    The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t)    The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(u) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2.    Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a)    The Acquiring Fund is duly organized as a series of the Acquiring Entity,

which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c)    No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)    The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f)    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g)    Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;

(h)    The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)    Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(j)    On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any) required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;

(k)    The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of an Acquiring Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Acquiring Fund has been managed and its business has been conducted;

(l)    All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m)    The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)    The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(o)    The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(p)    The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q)    The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates.

4.3.    With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)    For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)    The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)    No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.    With respect to each Reorganization:

(a)    The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b)    If required by applicable federal or state law or the Target Fund’s Governing Documents, the Target Entity will call a meeting of the shareholders of the Target Fund (a “Voting Target Fund”) to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for such period as is mutually agreed upon by the parties.

(c)    The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(d)    The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(e)    Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f)    As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(g)    If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h)    The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(i)    It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j)    Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k)    The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.

(l)    The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.    With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and

(c)    The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.    With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)    If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(g);

(d)    The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the

Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(e)    The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;

(f)    The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(g)    The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

(h)    The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i)    The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.    With respect to each Voting Target Fund, if any, the Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act. Notwithstanding anything herein to the contrary, neither a Voting Target Fund nor the corresponding Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.    The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2.

8.3.    On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;

8.4.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5.    The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.6.    The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.

9.	BROKERAGE FEES AND EXPENSES

9.1.    Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 12 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the board of trustees of the Target and Acquiring Funds. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND

10.1.    After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.    The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3.    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.    This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.    It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.1 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc. By: _____________________________________________ Name: Title:

Invesco Management Trust,

AIM Investment Funds

(Invesco Investment Funds),

AIM Investment Securities Funds

(Invesco Investment Securities Funds),

AIM Sector Funds

(Invesco Sector Funds),

AIM Equity Funds

(Invesco Equity Funds),

AIM Tax-Exempt Funds

(Invesco Tax-Exempt Funds),

AIM Counselor Series Trust

(Invesco Counselor Series Trust),

AIM Growth Series

(Invesco Growth Series),

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds),

AIM International Mutual Funds

(Invesco International Mutual Funds),

each on behalf of its respective series identified on Exhibit A hereto, as applicable

By:  _____________________________________________

        Name:

        Title:

EXHIBIT A

CHART OF REORGANIZATIONS

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Oppenheimer Rochester® California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	[May 15, 2020]
Class A	Class A
Class A	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Global Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Invesco Global Small & Mid Cap Fund Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco International Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer Main Street® Mid Cap Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Mid Cap Core Equity Fund, a series of AIM Growth Series (Invesco Growth Series)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Moderate Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class S	Class S
Class R5	Class R5
Class R6	Class R6

Invesco Oppenheimer Rochester® Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Dividend Income Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Dividend Income Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Short Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Quality Income Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Oppenheimer Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Real Estate Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class R6

Invesco Conservative Income Fund, a series of Invesco Management Trust	Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	[May 15, 2020]
Class Y	Class A
Class Y	Class Y
Class R6	Class R6

ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	CLOSING DATE
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Invesco Small Cap Growth Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Small Cap Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	[May 15, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R5	Class R5
Class R6	Class R6

Invesco Technology Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Sector Fund, a series of AIM Sector Funds (Invesco Sector Funds)	[April 17, 2020]
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	[April 30, 2020]
Series I	Series I
Series II	Series II

Invesco Oppenheimer Gold & Special Minerals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Gold & Precious Metals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	[May 15, 2020]
Class A	Class A
Class A	Investor Class
Class C	Class C
Class Y	Class Y
Class R6	Class R6

Schedule 1.2(b)

Excluded Assets

[None]

Schedule 1.2(c)

Excluded Liabilities

[None]

Schedule 4.1(h)

Target Fund Litigation, Administrative Proceedings and Investigations

Schedule 4.1(u)

Target Fund Tax Returns

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

Schedule 8.6

Tax Opinions

(i)    The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)    No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)    No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)    No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)    The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)    The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)    No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)    The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)    The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)    For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

Financial Highlights

UNAUDITED

The financial highlight tables are intended to help you understand the Target Fund’s and Acquiring Fund’s financial performance for the past five fiscal years and are included in the Target Fund’s and Acquiring Fund’s prospectuses which are each incorporated herein by reference. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period for the Target Fund and the Acquiring Fund, which are unaudited. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Invesco V.I. Mid Cap Growth Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/19	$4.77	$(0.01)	$1.21	$1.20	$—	$5.97	25.16%	$106,927	0.97	% (d)	0.97	% (d)	(0.29	)% (d)	86%

Series II
Six months ended 06/30/19	4.67	(0.01)	1.18	1.17	—	5.84	25.05	116,913	1.22	(d)	1.22	(d)	(0.54	) (d)	86

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $103,478 and $109,954 for Series I and Series II shares, respectively.

E-1

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

	Series I Shares	Series II Shares

	Six Months Ended June 30, 2019 (Unaudited)	Six Months Ended June 30, 2019 (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$68.65	$64.41

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.04)	(0.13)
Net realized and unrealized gain (loss)	20.50	19.21

Total from investment operations	20.46	19.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00
Distributions from net realized gain	(10.91)	(10.91)

Total dividends and/or distributions to shareholders	(10.91)	(10.91)

Net asset value, end of period	$78.20	$72.58

Total Return, at Net Asset Value[2]	30.02%	29.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$690,800	$44,595

Average net assets (in thousands)	$658,381	$40,743

Ratios to average net assets:[3]
Net investment income (loss)	(0.11)%	(0.36)%
Expenses excluding specific expenses listed below	0.86%	1.11%
Interest and fees from borrowings	0.00%[4]	0.00%[4]

Total expenses[5]	0.86%	1.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.05%

Portfolio turnover rate	36%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Series I Shares Six Months Ended June 30, 2019	0.86%
Series II Shares Six Months Ended June 30, 2019	1.11%

E-2

Part B

STATEMENT OF ADDITIONAL INFORMATION

[February     ], 2020

To the

Registration Statement on Form N-14 Filed by:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

On behalf of Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

1-800-959-4246

Relating to the April 24, 2020 Special Meeting of Shareholders of the Invesco V.I. Mid Cap Growth Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [February     ], 2020, relating specifically to the Special Meeting of Shareholders of the Invesco V.I. Mid Cap Growth Fund to be held on April 24, 2020 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by calling 1-800-959-4246. You can also access this information at www.invesco.com/us.

General Information

This Statement of Additional Information relates to (a) the proposed transfer of the assets and assumption of liabilities of the Invesco V.I. Mid Cap Growth Fund (the “Target Fund”) by the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of the Target Fund; and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

The Target Fund and the Acquiring Fund are each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.    Statement of Additional Information dated May 25, 2019, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (filed via

1

EDGAR on May 23, 2019, Accession No. 0001193125-19-154365) (“Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund SAI”).

2.    Supplement dated June 10, 2019 to Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund SAI (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169348).

3.    The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (filed via EDGAR on August 26, 2019, Accession No. 0001193125-19-229036).

4.    The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Variable Account Funds Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to the Oppenheimer Discovery Mid Cap Growth Fund/VA, (filed via EDGAR on February 25, 2018, Accession No. 0001193125-19-050030).

5.    Statement of Additional Information dated April 30, 2019, for AIM Variable Insurance Funds (Invesco Variable Insurance Funds) with respect to Invesco V.I. Mid Cap Growth Fund (filed via EDGAR on April 29, 2019, Accession No. 0001193125-19-122737).

6.    Supplement dated July 12, 2019 to Invesco V.I. Mid Cap Growth Fund SAI (filed via EDGAR on July 12, 2019, Accession No. 0001193125-19-193202).

7.    Supplement dated June 21, 2019 to Invesco V.I. Mid Cap Growth Fund SAI (filed via EDGAR on June 21, 2019, Accession No. 0001193125-19-178740).

8.    Supplement dated June 10, 2019 to Invesco V.I. Mid Cap Growth Fund SAI (filed via EDGAR on June 10, 2019, Accession No. 0001193125-19-169348).

9.    The unaudited financial statements included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2019, with respect to Invesco V.I. Mid Cap Growth Fund (filed via EDGAR on August 26, 2019, Accession No. 0001193125-19-229036).

10.    The audited financial statements and related report of the independent public accounting firm included in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Annual Report to Shareholders for the fiscal year ended December 31, 2018, with respect to Invesco V.I. Mid Cap Growth Fund (filed via EDGAR on February 27, 2019, Accession No. 0001193125-19-053224).

2

Pro Forma Financial Information

Invesco V.I. Mid Cap Growth Fund into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco V.I. Mid Cap Growth Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	June 30, 2019

Basis of Pro Forma Financial Information

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the (a) transfer of the assets and the assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund, (b) the distribution of such shares of the corresponding class to Target Fund shareholders and (c) the distribution of shares in complete liquidation of the Target Fund and the cancellation of the outstanding shares of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Series I	1,366,367	Series I
Series II	1,609,710	Series II

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at the period ended date in Note 1.

Note 2 – Net Assets

The table below shows the net assets of the Target Fund, the Acquiring Fund, and the Pro Forma Combined Fund net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco V.I. Mid Cap Growth Fund (Target Fund)	$223,697,716	June 30, 2019
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Acquiring Fund)	735,394,544	June 30, 2019
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Pro Forma Combined)	$959,092,260	June 30, 2019

3

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed for the Pro Forma Combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(302,000)
Professional fees (2)	(47,000)
Trustees’ and officers’ fees and benefits (3)	(20,000)
Fee waiver and/or expense reimbursements (1)	(90,000)

(1)

Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser for the Acquiring Fund has contractually agreed through May 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(3)	Trustees’ and officers’ fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Note 4 – Security Valuation Policy

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

4

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

5

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Mid Cap Growth Fund (Target Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$224,349,673	$1,156,025	$—	$225,505,698
Money Market Funds	476,877	—	—	476,877

Total Investments	$224,826,550	$1,156,025	$—	$225,982,575

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Acquiring Fund)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$725,144,318	$—	$—	$725,144,318
Money Market Funds	10,367,967	—	—	10,367,967

Total Investments	$735,512,285	$—	$—	$735,512,285

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Pro Forma Combined)	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$949,493,991	$1,156,025	$—	$950,650,016
Money Market Funds	10,844,844	—	—	10,844,844

Total Investments	$960,338,835	$1,156,025	$—	$961,494,860

Note 6 – Reorganization Costs

The Target Fund is expected to incur an estimated $142,000 in Reorganization costs and will bear 100% of these costs. These costs represent the estimated non-recurring expenses of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. The Acquiring Fund is not expected to incur any expenses in connection with the Reorganization. The pro forma financial information has been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization.

Note 7 - Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 8 – Tax Information

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of a Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

6

At December 31, 2018, the Target Fund and the Acquiring Fund did not have a capital loss carryforward.

For additional information regarding capital loss limitations, please see the section entitled “Federal Income Tax Considerations” in the Proxy Statement/Prospectus filed in the Form N-14 registration statement with the Securities and Exchange Commission.

7

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET
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Vote, sign and date your
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VOTE BY PHONE with a Proxy Representative
Call 1-866-438-4810
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Please detach at perforation before mailing.

INVESCO V.I. MID CAP GROWTH FUND (the “Fund”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”) PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 24, 2020

The undersigned, revoking prior proxies, hereby appoints Melanie Ringold, Elizabeth Nelson, Jeffrey H. Kupor, Taylor V. Edwards, Joseph C. Benedetti, Louis Ducote and Sheri S. Morris, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of the Invesco V.I. Mid Cap Growth Fund (the “Fund”) to be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, on April 24, 2020 at 1:00 p.m. Central Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com

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PLEASE VOTE VIA INTERNET OR TELEPHONE OR MARK, SIGN, DATE ON THE REVERSE SIDE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

IVI_31039_120219

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VOTE THIS PROXY CARD TODAY!

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders to Be Held on April 24, 2020

The Proxy Statement/Prospectus for this meeting is available at: https://www.proxy-direct.com/inv-31039

Please detach at perforation before mailing.

  This proxy is solicited on behalf of the Board. The Board recommends voting “FOR” the Proposal.

TO VOTE, MARK A BOX BELOW IN BLUE OR BLACK INK. EXAMPLE:	☒

Proposal
		FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco V.I. Mid Cap Growth Fund into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

		☐	☐	☐

Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note: Please sign exactly as your name(s) appear(s) on this Proxy Card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, guardian, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
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xxxxxxxxxxxxxx	IVI 31039	M	xxxxxxxx

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INVESCO V.I. MID CAP GROWTH FUND (the “Fund”)
VOTING INSTRUCTION SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”) VOTING INSTRUCTION FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 24, 2020

[INSURANCE COMPANY NAME DROP-IN]

The undersigned, revoking prior voting instruction cards, hereby appoints the above-named Insurance Company to vote all shares of the Fund listed above in which the undersigned had an interest as a policy owner on the record date at the Special Meeting of Shareholders of the Invesco V.I. Mid Cap Growth Fund (the “Fund”) to be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, on April 24, 2020 at 1:00 p.m. Central Time, or at any adjournment or postponement thereof. Receipt of the related Proxy Statement/Prospectus and accompanying Notice of Special Meeting that describes the matters to be considered and voted on is hereby acknowledged.

IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION CARD, DEPENDING ON YOUR SEPARATE ACCOUNT, THE INSURANCE COMPANY WILL VOTE ALL SHARES OF THE FUND ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO THE VOTES OF POLICY OWNERS ALLOCATING ASSETS TO SUCH FUND FOR WHICH VOTING INSTRUCTIONS ARE RECEIVED BY THE INSURANCE COMPANY.

IF THIS VOTING INSTRUCTION CARD IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

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IVI_31039_120319_VI

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Proposal
		FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco V.I. Mid Cap Growth Fund into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, each a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

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AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and Oppenheimer Funds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)

(2) Amendment No. 1, dated March 27, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)

(3) Amendment No. 2, dated October 23, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(56)

(4) Amendment No. 3, dated March 27, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(56)

(2)	Second Amended and Restated By-Laws of Registrant, dated effective October 26, 2016.(52)

(3)	Voting Trust Agreements – None

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated February [ ] 2020 is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, and Articles IV, V and VI of the Second Amended and Restated By-Laws, define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

(2) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)

(3) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)

(4) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)

(5) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)

(6) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(7) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(8) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(9) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

(10) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. (26)

(11) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(12) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(13) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(14) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(15) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(16) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

(17) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

(18) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc.(33)

(19) Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(36)

(20) Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (39)

(21) Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

(22) Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

(23) Amendment No. 22, dated January 7, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(43)

(24) Amendment No. 23, dated May 2, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

(25) Amendment No. 24, dated December 1, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

(26) Amendment No. 25, dated July 16, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(45)

(27) Amendment No. 26, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)

(28) Amendment No. 27, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)

(29) Amendment No. 28, dated April 30, 2014, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(47)

(30) Amendment No. 29, dated April 30, 2015, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(49)

(31) Amendment No. 30, dated April 29, 2016, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(52)

(32) Form of Amendment No. 31, dated April 30, 2018, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(56)

(33) Form of Amendment No. 32, dated May 24, 2019, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(57)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(30)

(2) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(33)

(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., formerly AIM Funds Management Inc.(36)

(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

(5) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

(6) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (41)

(7) Amendment No. 6, dated January 7, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (43)

(8) Amendment No. 7, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (44)

(9) Amendment No. 8, dated July 16, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (45)

(10) Amendment No. 9, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (46)

(11) Amendment No. 10, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited,

Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (47)

(12) Amendment No. 11, dated April 30, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (48)

(13) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited. (49)

(14) Amendment No. 12, dated April 30, 2015, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (50)

(15) Amendment No. 13, dated April 29, 2016, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (52)

(16) Amendment No. 14, dated April 30, 2018, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (56)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco

Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (56)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (53)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private dated April 11, 2017. (53)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)

(4) Form of Amendment No. 3, dated [April 30, 2018], to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014, between Registrant and Invesco Distributors, Inc.(48)

(2) Amendment No. 1, dated October 14, 2014, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)

(3) Amendment No. 2, dated January 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)

(4) Amendment No. 3, dated April 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(49)

(5) Amendment No. 4, dated June 15, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(6) Amendment No. 5, dated September 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(7) Amendment No. 6, dated December 21, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(8) Amendment No. 7, dated February 26, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)

(9) Amendment No. 8, dated April 29, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)

(10) Amendment No. 9, dated June 20, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(11) Amendment No. 10, dated June 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(12) Amendment No. 11, dated July 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(13) Amendment No. 12, dated July 27, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(14) Amendment No. 13, dated October 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(15) Amendment No. 14, dated December, 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(16) Amendment No. 15, dated February 27, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(17) Amendment No. 16, dated December 15, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(18) Amendment No. 17, dated December 18, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(19) Form of Amendment No. 18, dated April 30, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(20) Amendment No. 19, dated July 26, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(56)

(21) Amendment No. 20, dated November 1, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(56)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(47)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011.(48)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(51)

(9)(a)	Master Custodian Contract, dated June 1, 2018, between Registrant and State Street Bank and Trust Company.(56))

(b)	Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York.(56)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)

(10)(a)	(1) Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation), effective as of July 1, 2016.(52)

(2) Amendment No. 1, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation).(52)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(12) Form of Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation).(56)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (56)

(b)	Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective December 12, 2001, as amended and restated effective July 30, 2018.(56)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(59)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(2) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(3) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(4) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and

A I M Advisors, Inc.(28)

(5) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)

(6) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc.(32)

(7) Amendment No. 6, dated January 1, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (36)

(8) Amendment No. 7, dated February 12, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (41)

(9) Amendment No. 8, dated March 3, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

(10) Amendment No. 9, dated April 30, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

(11) Amendment No. 10, dated January 7, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(43)

(12) Amendment No. 11, dated December 1, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(44)

(13) Amendment No. 12, dated July 1, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(14) Amendment No. 13, dated July 16, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(15) Amendment No. 14, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)

(16) Amendment No. 15, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)

(17) Amendment No. 16, dated April 30, 2014, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)

(18) Amendment No. 17, dated April 30, 2015, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)

(19) Amendment No. 18, dated April 29, 2016, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(52)

(20) Amendment No. 19, dated July 1, 2017, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(56)

(21) Amendment No. 20, dated April 30, 2018, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (56)

(22) Amendment No. 21, dated January 1, 2019, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (56)

(b)	(1) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)

(2) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)

(c)	(1) Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc.(4)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and Invesco Distributors, Inc.(42)

(d)	(1) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(4)

(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

(e)	(1) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(4)

(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

(f)	(1) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(4)

(2) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

(3) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(4) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

(5) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(6) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(7) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

(8) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

(9) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(27)

(g)	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company.(42)

(h)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company.(42)

(i)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company.(42)

(j)	(1) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(4)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(42)

(k)	(1) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(5)

(2) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

(3) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

(4) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(5) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(6) Amendment dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(29)

(7) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (42)

(8) Amendment dated December 31, 2013, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (49)

(l)	(1) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(5)

(2) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

(3) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

(4) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(5) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(43)

(m)	(1) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(5)

(2) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

(3) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

(4) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

(5) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(6) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(7) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(8) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

(9) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(10) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(11) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company (formerly known as Merrill Lynch Life Insurance Company).(42)

(12) Amendment No. 10, dated May 1, 2013, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company.(49)

(n)	(1) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(5)

(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

(3) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(7) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York).(42)

(11) Amendment No. 10, dated May 1, 2013, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York.(49)

(12) Amendment No. 11, dated July 1, 2014, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Financial Life Insurance Company (formerly Transamerica Advisors Life Insurance Company of New York).(49)

(o)	(1) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(5)

(2) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(4) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(27)

(5) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(29)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(42)

(7) Amendment dated December 31, 2013, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(49)

(p)	(1) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(2) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(42)

(4) Amendment No. 3, dated December 31, 2013, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(49)

(q)	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company and IDS Life Insurance Company of New York).(28)

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company of New York (formerly American Centurion Life Assurance Company, and IDS Life Insurance Company of New York).(42)

(r)	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(28)

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company (formerly American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(42)

(s)	(1) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(6)

(2) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company of Delaware (formerly AIG Life Insurance Company).(43)

(4) Amendment No. 3, dated December 18, 2013, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company (formerly known as American General Life Insurance Company of Delaware).(49)

(t)	(1) Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York.(6)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, between Registrant and American International Life Assurance Company of New York.(43)

(u)	(1) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(6)

(2) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

(v)	(1) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(6)

(2) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

(3) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

(4) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

(5) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

(6) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

(7) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

(w)	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(6)

(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

(3) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

(4) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance
Company).(18)

(5) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance
Company).(37)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(43)

(7) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(x)	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(6)

(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

(3) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Life Insurance Company).(18)

(y)	(1) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc.(7)

(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

(4) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

(5) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

(7) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

(8) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

(9) Amendment No. 8, dated December 31, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(33)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(44)

(11) Amendment No. 10, dated March 31, 2015, to the Participation Agreement, dated

February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(49)

(z)	(1) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

(2) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

(3) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

(4) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

(6) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

(7) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

(8) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(9) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(10) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada.(27)

(11) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

(12) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

(13) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(28)

(14) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(15) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(16) Amendment No. 15, dated April 30, 2010, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(42)

(17) Amendment No. 16, dated January 1, 2012, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(44)

(18) Amendment No. 17, dated September 18, 2014, to the Participation Agreement, dated February 17, 1998, between Registrant and Delaware Life Insurance Company (formerly known as Sun Life Assurance Company of Canada (U.S.)).(49)

(aa)	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company.(7)

(bb)	(1) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(7)

(2) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

(cc)	(1) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

(2) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

(3) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

(4) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

(5) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

(6) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

(7) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(9) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL

Life Insurance Company).(20)

(10) Amendment No. 9, dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(11) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(12) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(13) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(14) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(15) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(16) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

(17) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

(18) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(30)

(19) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(37)

(20) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(42)

(21) Amendment dated September 10, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(49)

(22) Amendment No. 21, dated May 1, 2011, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(44)

(23) Amendment No. 22, dated May 1, 2013, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(49)

(dd)	(1) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company).(28)

(ee)	(1) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(7)

(2) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

(3) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

(4) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

(5) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

(6) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

(7) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(8) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(9) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(28)

(11) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(29)

(12) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(30)

(13) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(14) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(15) Amendment No. 14, dated April 30, 2010, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(42)

(ff)	(1) Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(7)

(2) Amendment No. 1, dated November 20, 1998, to the Participation Agreement,

dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(8)

(3) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(4) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(6) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(18)

(7) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and the Lincoln National Life Insurance Company.(18)

(8) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

(9) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(28)

(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(42)

(12) Amendment No. 11, dated July 25, 2012, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(45)

(gg)	(1) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company.(7)

(2) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

(3) Amendment dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company).(27)

(hh)	(1) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(8)

(2) Amendment dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

(3) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

(4) Amendment dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company).(27)

(5) Amendment No. 4, dated June 30, 2006, to the Participation Agreement, dated

July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

(6) Amendment dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(29)

(7) Amendment dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(32)

(8) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(42)

(ii)	(1) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(8)

(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(43)

(jj)	(1) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(7)

(2) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

(3) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

(4) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(5) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(7) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(32)

(8) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(33)

(9) Amendment No. 8, dated July 27, 2009,to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

(10) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (42)

(12) Amendment No. 11, dated May 20, 2014, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (51)

(13) Amendment No. 12, dated April 1, 2015, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (51)

(kk)	(1) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(7)

(2) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(27)

(ll)	(1) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(29)

(2) Amendment No. 1, dated March 1, 2008, to the Participation Agreement, dated July 31, 2007, between Registrant AIM Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(30)

(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company.(42)

(mm)	(1) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(7)

(2) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(13)

(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(4) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(5) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(6) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

(7) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

(9) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(27)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(43)

(nn)	(1) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

(2) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(4) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(5) Amendment dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(6) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(7) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(28)

(8) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(29)

(9) Amendment No. 8, dated April 30, 2010, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(42)

(10) Amendment No. 9, dated July 25, 2012, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(45)

(oo)	(1) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(8)

(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

(3) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

(pp)	(1) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(6)

(2) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

(4) Amendment dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(29)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(42)

(qq)	(1) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(9)

(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

(3) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated February 1, 1999, between Registrant and Reassure America Life Insurance Company (formerly Sage Life Assurance of America, Inc.)(42)

(rr)	(1) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(9)

(2) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(27)

(4) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(29)

(5) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(42)

(ss)	(1) Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(10)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(42)

(tt)	(1) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(10)

(2) Amendment No. 1, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(42)

(uu)	(1) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company.(10)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company).(27)

(vv)	(1) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(11)

(2) Amendment dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(28)

(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(29)

(ww)	(1) Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(10)

(2) Amendment dated April 30, 2010, to the Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(42)

(xx)	(1) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(11)

(2) Amendment dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(3) Amendment dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(4) Amendment dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(5) Amendment dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(6) Amendment dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(7) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(8) Amendment dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(29)

(10) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(11) Amendment No. 10, dated May 1, 2011, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(yy)	(1) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company.(11)

(2) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company (formerly Security First Life Insurance company).(29)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company.(43)

(zz)	(1) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(11)

(2) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

(3) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(27)

(aaa)	(1) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(11)

(2) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(3) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(42)

(5) Amendment No. 4, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(45)

(bbb)	(1) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York.(11)

(2) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(28)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(42)

(4) Amendment No. 3, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(45)

(ccc)	Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company.(11)

(ddd)	(1) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(11)

(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(3) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(4) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(5) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

(6) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

(7) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(33)

(8) Amendment No. 7, dated April 30, 2010, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(42)

(eee)	(1) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(12)

(2) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

(3) Amendment dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(27)

(fff)	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company.(13)

(ggg)	(1) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(14)

(2) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

(3) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

(4) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance
Company).(29)

(5) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance
Company).(30)

(6) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company.(42)

(hhh)	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York.(14)

(iii)	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company.(14)

(jjj)	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company.(14)

(kkk)	(1) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

(2) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

(lll)	(1) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(14)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(27)

(mmm)	(1) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(14)

(2) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(3) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(4) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(5) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(6) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

(7) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

(8) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(28)

(9) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(10) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(11) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(12) Amendment No. 11, dated April 30, 2010, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(42)

(13) Amendment No. 12, dated January 1, 2012, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(44)

(14) Amendment No. 13, dated September 18, 2014, to the Participation Agreement, dated April 17, 2000, between Registrant and Delaware Life Insurance Company of New York (formerly known as Sun Life Insurance and Annuity Company of New York).(49)

(nnn)	(1) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(14)

(2) Amendment dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(27)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(42)

(ooo)	(1) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(14)

(2) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

(ppp)	(1) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(2) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(3) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(27)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(43)

(qqq)	(1) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company.(18)

(2) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company

(formerly, First Cova Life Insurance Company).(18)

(3) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(29)

(4) Amendment dated April 30, 2010, to the Participation Agreement, dated April 3, 2000, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(5) Amendment dated April 30, 2010, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(43)

(6) Amendment dated March 6, 2017, to the Participation Agreement dated April 3, 2000, between Registrant and Brighthouse Life Insurance Company of New York (formerly, First MetLife Investors Insurance
Company).(53)

(rrr)	(1) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company.(18)

(2) Amendment dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company.(27)

(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company.(29)

(sss)	(1) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(18)

(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(42)

(ttt)	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company.(18)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) .(42)

(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(43)

(4) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March

29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(45)

(uuu)	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(18)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(42)

(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(43)

(4) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(45)

(vvv)	(1) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(18)

(2) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(30)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(42)

(4) Amendment No. 3, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(43)

(5) Amendment No. 4, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(45)

(www)	(1) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(18)

(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

(4) Amendment dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors life Insurance Company.(30)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(42)

(xxx)	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York.(18)

(yyy)	(1) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

(2) Amendment dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(27)

(3) Amendment dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(28)

(4) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(29)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(42)

(6) Amendment No. 5 dated May 1, 2013, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(49)

(7) Amendment dated October 1, 2014, to the Participation Agreement, dated April 30, 2001, between Registrant and Transamerica Premier Life Insurance Company (formerly known as Western Reserve Life Assurance Co. of Ohio).(49)

(8) Amendment dated October 1, 2014, to the Participation Agreement, dated April 30, 2001, between Registrant and Transamerica Premier Life Insurance Company (formerly known as Western Reserve Life Assurance Co. of Ohio).(49)

(zzz)	(1) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(18)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(27)

(aaaa)	(1) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(18)

(2) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

(3) Amendment No. 2, dated January 1, 2004, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(bbbb)	(1) Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(18)

(2) Amendment dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

(3) Amendment dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

(4) Amendment dated April 28, 2008, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(30)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The

Travelers Life and Annuity Company).(43)

(7) Amendment dated November 17 , 2014, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company USA (formerly known as MetLife Insurance Company of Connecticut).(49)

(8) Amendment, dated March 6, 2017, to the Participation Agreement, dated October 1, 2000, between Registrant and Brighthouse Life Insurance Company of New York (formerly, MetLife Insurance Company USA).(53)

(cccc)	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York.(18)

(dddd)	(1) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(eeee)	(1) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company.(19)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

(3) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

(4) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(42)

(ffff)	(1) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(20)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(27)

(3) Amendment dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(28)

(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

(5) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

(6) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (30)

(7) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (37)

(8) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (42)

(9) Amendment No. 7, dated May 1, 2011, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (44)

(10) Amendment No. 8, dated May 1, 2013, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (49)

(gggg)	(1) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company.(20)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(3) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(42)

(5) Amendment No. 4, dated July 1, 2012, to the Participation Agreement, dated October 1, 2002, between Registrant and CMFG Life Insurance Company (formerly known as CUNA Brokerage Services, Inc.).(45)

(hhhh)	(1) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(2) Amendment dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(4) Amendment dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company.(27)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(42)

(6) Amendment dated April 1, 2012, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(44)

(iiii)	(1) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company.(27)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(42)

(jjjj)	(1) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(42)

(kkkk)	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company.(27)

(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(llll)	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(27)

(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(mmmm)	(1) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(27)

(2) Amendment dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(29)

(3) Amendment dated April 30, 2011, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(44)

(nnnn)	(1) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(2) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(oooo)	(1) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(2) Amendment dated September 2, 2002, to the Participation Agreement, dated

October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(pppp)	(1) Amended and Restated Participation Agreement, dated January 1, 2015, between Registrant and Jefferson National Life Insurance Company.(49)

(2) Amendment to Amended and Restated Participation Agreement, dated January 1, 2015, between Registrant and Jefferson National Life Insurance Company.(49)

(qqqq)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(42)

(3) Amendment dated April 1, 2012, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(45)

(4) Amendment dated June 30, 2014, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(49)

(rrrr)	(1) Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(44)

(ssss)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(27)

(2) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(32)

(3) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(37)

(4) Amendment No. 3, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(42)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(tttt)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(27)

(2) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated

April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(28)

(3) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(29)

(4) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(32)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(42)

(uuuu)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(27)

(2) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(28)

(3) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(29)

(4) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(32)

(5) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(42)

(vvvv)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant and Liberty Life Insurance Company (formerly, Business Men’s Assurance Company of America).(42)

(wwww)	(1) Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp.(27)

(2) Amendment to Participation Agreement, dated December 31, 2013, between Registrant and Prudential Annuities Life Assurance Corporation (formerly known as American Skandia Life Assurance Corp.)(49)

(xxxx)	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company.(42)

(yyyy)	(1) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(27)

(2) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(33)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(42)

(zzzz)	(1) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

(2) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

(3) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York).(29)

(4) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(30)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(42)

(aaaaa)	Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company.(27)

(bbbbb)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(27)

(2) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(32)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(42)

(4) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(45)

(ccccc)	(1) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company.(27)

(2) Amendment dated April 30, 2010, to the Participation Agreement dated April 30, 2010, between Registrant and C.M. Life Insurance Company.(42)

(ddddd)	(1) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(27)

(2) Amendment No. 1, dated October 16, 2009, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(37)

(3) Amendment No. 2, dated April 19, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

(5) Amendment No. 4, dated May 1, 2012, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(45)

(6) Amendment No. 5, dated October 1, 2014, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(49)

(eeeee)	(1) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

(2) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

(3) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(33)

(4) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

(5) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(42)

(7) Amendment No. 5, dated May 1, 2013, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(49)

(fffff)	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company.(27)

(ggggg)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(27)

(2) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(32)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(42)

(4) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company).(44)

(hhhhh)	(1) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(3) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(4) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(33)

(iiiii)	(1) Participation Agreement, dated April 30, 2004, between Registrant,

A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company.(28)

(2) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(29)

(3) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(30)

(4) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(33)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(42)

(jjjjj)	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company.(29)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

(3) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

(4) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(29)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(42)

(6) Amendment No. 5, dated November 6, 2013, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(49)

(kkkkk)	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company of New York (effective January 1, 2005, John Hancock Life Insurance Company of New York).(28)

(lllll)	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company (U.S.A.) (effective January 1, 2005, John Hancock Life Insurance Company (U.S.A.).(28)

(mmmmm)	(1) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(33)

(2) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(45)

(nnnnn)	(1) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(33)

(2) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(45)

(ooooo)	(1) Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(42)

(2) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(44)

(3) Amendment No. 2, dated April 29, 2016, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(51)

(ppppp)	(1) Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(42)

(2) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(44)

(3) Amendment No. 2, dated April 29, 2016, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(51)

(qqqqq)	(1) Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(44)

(rrrrr)	(1) Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(44)

(sssss)	(1) Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(44)

(ttttt)	(1) Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company.(42)

(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and First SunAmerica Life Insurance Company.(43)

(uuuuu)	(1) Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company.(42)

(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and SunAmerica Annuity and Life Assurance Company.(43)

(vvvvv)	Participation Agreement, dated June 1, 2010, between Registrant and Protective Life and Annuity Insurance Company.(43)

(wwwww)	Participation Agreement, dated November 1, 2012, between Registrant and First Symetra National Life Insurance Company of New York.(45)

(xxxxx)	Participation Agreement, dated January 17, 2013, between Registrant and Forethought Life Insurance Company.(45)

(yyyyy)	(1) Fund Participation Agreement, dated April 30, 2014, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(49)

(2) Amendment No. 1 to the Fund Participation Agreement, dated April 30, 2015, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(49)

(zzzzz)	Fund Participation Agreement, dated December 31, 2013, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust on behalf of LVIP Invesco V.I. Comstock RPM Fund and Lincoln Financial Distributors, Inc.(47)

(aaaaaa)	Fund of Funds Participation Agreement, dated December 20, 2013, between Registrant and Lincoln Variable Insurance Products Trust on behalf of LVIP Invesco V.I. Comstock RPM Fund.(47)

(bbbbbb)	(1) Fund of Funds Participation Agreement, dated April 30, 2014, between Registrant and Lincoln Variable Insurance Products Trust.(49)

(2) Amendment No. 1 to the Fund of Funds Participation Agreement, dated April 30, 2015, between Registrant and Lincoln Variable Insurance Products Trust.(49)

(cccccc)	Participation Agreement, dated January 1, 2016, between Registrant and Members Life Insurance Company.(51)

(dddddd)	Participation Agreement, dated October 1, 2016, between Registrant and Allstate Assurance Company.(52)

(eeeeee)	Participation Agreement, dated June, 29, 2016, between Registrant and Crown Global Insurance Company of America.(52)

(ffffff)	Participation Agreement, dated May 1, 2015, between Registrant and The Variable Annuity Life Insurance Company.(52)

(gggggg)	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)

(hhhhhh)	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

(iiiiii)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(43)

(jjjjjj)	Eighth Amended and Restated Memorandum of Agreement, dated as of July 1, 2014 , between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending.(48)

(kkkkkk)	(1) Memorandum of Agreement, dated as of April 30, 2018, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(56)

(2) Memorandum of Agreement, dated as of December 1, 2018, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(56)

(llllll)	(1) Memorandum of Agreement, dated as of April 30, 2018, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(56)

(2) Memorandum of Agreement, dated as of December 1, 2018, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(56)

(14)(a)	Consent of PricewaterhouseCoopers LLP.(59)

(b)	Consent of KPMG LLP. (59)

(15)	Omitted - Financial Statements.

(16)	Power of Attorney. (59)

(17)(a)	(1) Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

(2) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

(3) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

(4) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

(5) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

(6) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

(7) Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(33)

(8) Agreement Concerning Initial Capitalization of Invesco V.I. Balanced-Risk Allocation Fund, dated April 14, 2011.(43)

(b)	(1) Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019, relating to Invesco Advisers, Inc. and any of its subsidiaries.(56)

(2) Invesco UK Code of Ethics dated 2019, relating to Invesco Asset Management Limited.(56)

(3) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited.(56)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited.(53)

(5) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada. (53)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland GmbH. (56)

(7) Invesco Senior Secured Management Code of Ethics Policy, revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019. (56)

(8) Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended effective January 1, 2019.(56)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended January 10, 2018 and Invesco Ltd. Code of Conduct dated October 2017 relating to Invesco Asset Management (India) PVT. LTD. (53)

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.
(2) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.
(3) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.
(4) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.
(5) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.
(6) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.
(7) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.
(8) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.
(9) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.
(10) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.
(11) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.
(12) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.
(13) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.
(14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.
(15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.
(16) Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on May 29, 2001.
(17) Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.
(18) Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.
(19) Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on April 30, 2002.
(20) Incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.
(21) Incorporated herein by reference to Post-Effective Amendment No. 26, filed electronically on June 18, 2003.
(22) Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.
(23) Incorporated herein by reference to Post-Effective Amendment No. 28, filed electronically on April 13, 2004.
(24) Incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.
(25) Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on April 29, 2005.
(26) Incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.
(27) Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.
(28) Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.
(29) Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.
(30) Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

(31) Incorporated herein by reference to Post-Effective Amendment No. 36, filed electronically on August 8, 2008.
(32) Incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.
(33) Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.
(34) Incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 25, 2009.
(35) Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on February 5, 2010.
(36) Incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.
(37) Incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.
(38) Incorporated herein by reference to Post-Effective Amendment No. 43, filed electronically on February 18, 2010.
(39) Incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.
(40) Incorporated herein by reference to Post-Effective Amendment No. 45, filed electronically on April 28, 2010.
(41) Incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.
(42) Incorporated herein by reference to Post-Effective Amendment No. 47, filed electronically on January 6, 2011.
(43) Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.
(44) Incorporated herein by reference to Post-Effective Amendment No. 56, filed electronically on April 26, 2012.
(45) Incorporated herein by reference to Post-Effective Amendment No. 58, filed electronically on April 24, 2013.
(46) Incorporated herein by reference to Post-Effective Amendment No. 60, filed electronically on February 10, 2014.
(47) Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.
(48) Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.
(49) Incorporated herein by reference to Post-Effective Amendment No. 64, filed electronically on April 27, 2015.
(50) Incorporated herein by reference to Post-Effective Amendment No. 66, filed electronically on February 10, 2016.
(51) Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.
(52) Incorporated herein by reference to Post-Effective Amendment No. 69, filed electronically on April 25, 2017.
(53) Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 26, 2018.
(54) Incorporated herein by reference to Post-Effective Amendment No. 73, filed electronically on November 2, 2018.
(55) Incorporated herein by reference to Post-Effective Amendment No. 75, filed electronically on January 23, 2019.
(56) Incorporated herein by reference to Post-Effective Amendment No. 77, filed electronically on April 26, 2019.
(57) Incorporated herein by reference to Post-Effective Amendment No. 79, filed electronically on May 23, 2019.
(58) Incorporated herein by reference to Post-Effective Amendment No. 80, filed electronically on June 14, 2019.

(59) Filed herewith electronically

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Houston and State of Texas, on the 24th day of January, 2020.

Registrant:	AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)

/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	January 24, 2020

/s/ David C. Arch* (David C. Arch)	Trustee	January 24, 2020

/s/ Beth Ann Brown* (Beth Ann Brown)	Trustee	January 24, 2020

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 24, 2020

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 24, 2020

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Vice Chair & Trustee	January 24, 2020

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	January 24, 2020

/s/ Eli Jones* (Eli Jones)	Trustee	January 24, 2020

/s/ Elizabeth Krentzman* (Elizabeth Krentzman)	Trustee	January 24, 2020

/s/ Anthony J. LaCava, Jr.* (Anthony J. LaCava, Jr.)	Trustee	January 24, 2020

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 24, 2020

/s/ Joel W. Motley* (Joel W. Motley)	Trustee	January 24, 2020

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	January 24, 2020

/s/ Ann Barnett Stern* (Ann Barnett Stern)	Trustee	January 24, 2020

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	January 24, 2020

/s/ Daniel S. Vandivort* (Daniel S. Vandivort)	Trustee	January 24, 2020

/s/ James D. Vaughn* (James D. Vaughn)	Trustee	January 24, 2020

/s/ Christopher L. Wilson* (Christopher L. Wilson)	Vice Chair & Trustee	January 24, 2020

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	January 24, 2020

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 11, 2019, filed herewith.

INDEX

Exhibit Number	Description

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of KPMG LLP

16	Power of Attorney